EuroPac International Bond Fund
SCHEDULE OF INVESTMENTS
As of July 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 0.0%
	UNITED STATES — 0.0%
1,197	Hycroft Mining Holding Corp. *	$1,233
	TOTAL COMMON STOCKS
	(Cost $1,585,230)	1,233

Principal Amount[1]
	FIXED INCOME SECURITIES — 86.5%
	ARGENTINA — 1.5%
33,500,000	Argentina Treasury Bond BONCER 1.400%, 3/25/2023	682,972
	AUSTRALIA — 7.0%
2,050,000	Australia Government Bond 1.250%, 5/21/2032	1,214,572
1,000,000	BHP Billiton Finance Ltd. 5.625%, 10/22/2079[2,3]	1,062,776
1,000,000	Newcrest Finance Pty Ltd. 5.750%, 11/15/2041[4]	998,753
		3,276,101
	BRAZIL — 2.7%
7,200,000	Brazilian Government International Bond 10.250%, 1/10/2028	1,287,083
	CANADA — 10.1%
1,500,000	Bank of Nova Scotia 2.490%, 9/23/2024	1,133,115
1,500,000	Bell Canada, Inc. 2.500%, 5/14/2030[2]	1,029,550
2,000,000	Canadian Government Bond 2.500%, 6/1/2024	1,550,042
1,500,000	Pembina Pipeline Corp. 3.310%, 2/1/2030[2]	1,070,758
		4,783,465
	CHILE — 0.8%
375,000,000	Bonos de la Tesoreria de la Republica en pesos 4.500%, 3/1/2026	390,452
	COLOMBIA — 3.7%
8,150,000,000	Colombia Government International Bond 9.850%, 6/28/2027	1,745,244

EuroPac International Bond Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2022 (Unaudited)

Principal Amount[1]		Value
	FIXED INCOME SECURITIES (Continued)
	DOMINICAN REPUBLIC — 1.4%
37,000,000	Dominican Republic International Bond 9.750%, 6/5/2026	$661,115
	IRELAND — 1.9%
1,000,000	Glencore Capital Finance DAC 0.500%, 9/7/2028[2]	912,596
	LUXEMBOURG — 1.8%
18,000,000	European Investment Bank 6.500%, 7/7/2027	829,119
	MALTA — 1.5%
7,250,000	Gaming Innovation Group PLC 9.127% (Stockholm Interbank Offered Rates 3 Month + 850 basis points), 6/11/2024[2,4,5]	706,294
	MEXICO — 9.6%
25,400,000	America Movil S.A.B. de C.V. 6.450%, 12/5/2022	1,232,402
	Mexican Bonos
35,000,000	6.750%, 3/9/2023	1,690,295
15,000,000	5.750%, 3/5/2026	666,856
21,000,000	Petroleos Mexicanos 7.190%, 9/12/2024	945,672
		4,535,225
	NEW ZEALAND — 4.6%
1,000,000	New Zealand Government Inflation Linked Bond 3.000%, 9/20/2030	853,333
2,000,000	New Zealand Local Government Funding Agency Bond 4.500%, 4/15/2027	1,294,951
		2,148,284
	NORWAY — 7.7%
	City of Oslo Norway
14,000,000	2.300%, 3/14/2024	1,426,153
5,000,000	1.320%, 2/16/2028	461,845
10,000,000	DNB Bank A.S.A. 3.520% (Oslo Bors Norway Interbank Offered Rate Fixing 3 Month + 230 basis points), 5/28/2030[2,5]	1,034,350

EuroPac International Bond Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2022 (Unaudited)

Principal Amount[1]		Value
	FIXED INCOME SECURITIES (Continued)
	NORWAY (Continued)
7,100,000	Lime Petroleum A.S. 10.920% (Oslo Bors Norway Interbank Offered Rate Fixing 3 Month + 925 basis points), 7/7/2025[2,4,5]	$723,583
		3,645,931
	PERU — 2.6%
5,400,000	Peruvian Government International Bond 5.940%, 2/12/2029	1,226,247
	PHILIPPINES — 2.0%
75,000,000	Asian Development Bank 6.200%, 10/6/2026	928,543
	SINGAPORE — 6.0%
	Housing & Development Board
1,000,000	2.420%, 7/24/2023	719,904
1,000,000	2.320%, 1/24/2028	701,742
2,000,000	Singapore Government Bond 2.125%, 6/1/2026	1,426,524
		2,848,170
	SOUTH KOREA — 4.6%
	Export-Import Bank of Korea
60,000,000	6.750%, 8/9/2022	757,089
20,500,000,000	7.250%, 12/7/2024	1,414,649
		2,171,738
	SWEDEN — 0.7%
3,500,000	Telia Co. A.B. 3.250%, 10/4/2077[2,3]	345,705
	UNITED KINGDOM — 4.8%
1,000,000	BP Capital Markets PLC 3.250% [2,3,6]	977,956
370,000	Rolls-Royce PLC 1.625%, 5/9/2028[2]	304,324
1,000,000	Vodafone Group PLC 4.200%, 10/3/2078[2,3]	964,679
		2,246,959
	UNITED STATES — 11.5%
34,000,000,000	Inter-American Development Bank 7.875%, 3/14/2023	2,325,731

EuroPac International Bond Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2022 (Unaudited)

Principal Amount[1]		Value
	FIXED INCOME SECURITIES (Continued)
	UNITED STATES (Continued)
75,000,000	International Bank for Reconstruction & Development 6.000%, 1/16/2025	$928,278
	International Finance Corp.
56,000,000	5.850%, 11/25/2022	704,083
8,000,000,000	8.000%, 10/9/2023	557,101
20,000,000	7.000%, 7/20/2027	926,050
		5,441,243
	TOTAL FIXED INCOME SECURITIES
	(Cost $45,837,662)	40,812,486
	SHORT-TERM INVESTMENTS — 8.1%
$3,798,244	Federated Hermes Treasury Obligations Fund - Institutional Class, 1.467% [7]	3,798,244
	Total Short-Term Investments
	(Cost $3,798,244)	3,798,244
	TOTAL INVESTMENTS — 94.6%
	(Cost $51,221,136)	44,611,963
	Other Assets in Excess of Liabilities — 5.4%	2,555,084
	TOTAL NET ASSETS — 100.0%	$47,167,047

PLC – Public Limited Company

*Non-income producing security.
[1]Local currency.
[2]Callable.
[3]Variable rate security.
[4]Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $2,428,630, which represents 5.15% of Net Assets.
[5]Floating rate security.
[6]Perpetual security. Maturity date is not applicable.
[7]The rate is the annualized seven-day yield at period end.